                   AIM OPPORTUNITIES I FUND - CLASS A, B AND C

  Supplement dated February 28, 2005 to the Prospectus dated February 28, 2005

On February 25, 2005, the Board of Trustees of AIM Special Opportunities Funds approved a change in AIM Opportunities I Fund's management team and changing the fund's investment style from value to core. These changes, which are discussed below, will become effective on or about May 23, 2005.

The following replaces in their entirety the last two sentences in the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following replaces in its entirety the information in the fourth, fifth and sixth paragraphs appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of primarily domestic stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security and whether to sell a security short when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio."

The ninth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus is hereby deleted in its entirety.

The next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the Prospectus is hereby deleted in its entirety.

The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE" on page 4 of the Prospectus:

        "The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                                          SINCE       INCEPTION
December 31, 2004)                     1 YEAR     5 YEARS     INCEPTION       DATE
---------------------------------------------------------------------------------------
Class A                                                                     06/29/98
  Return Before Taxes                  (4.61)%     2.19%       14.48%
  Return After Taxes on
     Distributions                     (4.61)     (0.78)       11.61
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                       (2.99)      0.27        11.18
Class B                                                                     07/13/98
  Return Before Taxes                  (4.78)      2.37        14.63
Class C                                                                     12/30/98
  Return Before Taxes                  (0.78)      2.60        13.44
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index(1)         10.87      (2.30)        2.54(6)     06/30/98(6)
Russell 2000--Registered Trademark--
  Index(2)                             18.33       6.61         6.98(6)     06/30/98(6)
Lipper Small-Cap Core Fund Index(3)    18.37       9.06         8.40(6)     06/30/98(6)
Lipper Small-Cap Value Fund
  Index(4)                             20.65      16.55        10.93(6)     06/30/98(6)
Lipper Small-Cap Growth Fund
  Index(5)                             10.79      (1.51)        5.39(6)     06/30/98(6)

---------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Small-Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Russell 2000--Registered Trademark-- Index is an unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on the total market capitalization. The Russell 2000--Registered Trademark-- Index is widely regarded as representative of small-cap stocks.

(3) The Lipper Small-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Core category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 index. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SmallCap 600 Index. In conjunction with the transfer of the fund's management team on or about May 23, 2005, and the corresponding change in the fund's investment style from value to core, the fund has elected to use the Lipper Small-Cap Core Fund Index to represent its peer group rather than the Lipper Small-Cap Value Fund Index. The Lipper Small-Cap Core Fund Index more closely reflects the performance of the types of securities in which the fund invests.

(4) The Lipper Small-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Value category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SmallCap 600 Index. In conjunction with the November 30, 2004 portfolio management team change for the fund and the corresponding change in the fund's investment style from growth to value, the fund elected to use the Lipper Small-Cap Value Fund Index to represent its peer group rather than the Lipper Small-Cap Growth Fund Index.

(5) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

(6) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

        "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

        - Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.

        - Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.

        - Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

        More information on these portfolio managers may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.

        The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                  AIM OPPORTUNITIES II FUND - CLASS A, B AND C

  Supplement dated February 28, 2005 to the Prospectus dated February 28, 2005

On February 25, 2005, the Board of Trustees of AIM Special Opportunities Funds approved a change in AIM Opportunities II Fund's management team and changing the fund's investment style from value to core. These changes, which are discussed below, will become effective on or about May 23, 2005.

The following replaces in their entirety the last two sentences in the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following replaces in its entirety the information in the fourth, fifth and sixth paragraphs appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of primarily domestic stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security and whether to sell a security short when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio."

The ninth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus is hereby deleted in its entirety.

The next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the Prospectus is hereby deleted in its entirety.

The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE" on page 4 of the Prospectus:

        "The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS(1)
-------------------------------------------------------------------------------------
(for the periods ended                                        SINCE       INCEPTION
December 31, 2004)                   1 YEAR     5 YEARS     INCEPTION       DATE
-------------------------------------------------------------------------------------
Class A                                                                   12/30/98
  Return Before Taxes                 1.41%     (2.09)%      12.52%
  Return After Taxes on
     Distributions                    1.41      (2.09)       11.81
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                      0.92      (1.76)       10.56

Class B                                                                   11/12/99
  Return Before Taxes                 1.60      (2.07)        0.80
Class C                                                                   11/12/99
  Return Before Taxes                 5.60      (1.66)        0.99
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index(2)       10.87      (2.30)        1.25(7)     12/31/98(7)
Standard & Poor's MidCap
  400 Index(3)                       16.48       9.54        10.39(7)     12/31/98(7)
Lipper Mid-Cap Core Fund Index(4)    15.44       5.65         9.11(7)     12/31/98(7)
Lipper Mid-Cap Value Fund Index(5)   19.54      10.87        11.04(7)     12/31/98(7)
Lipper Mid-Cap Growth Fund Index(6)  14.03      (6.07)        4.07(7)     12/31/98(7)

-------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.

(2) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Standard & Poor's MidCap 400 Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.

(3) The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market and is a benchmark of midcap stock price movement in the U.S.

(4) Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. In conjunction with the transfer of the fund's management team on or about May 23, 2005, and the corresponding change in the fund's investment style from value to core, the fund has elected to use the Lipper Mid-Cap Core Fund Index to represent its peer group rather than the Lipper Mid-Cap Value Fund Index. The Lipper Mid-Cap Core Fund Index more closely reflects the performance of the types of securities in which the fund invests.

(5) The Lipper Mid-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Value category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. In conjunction with the November 30, 2004 portfolio management team change for the fund and the corresponding change in the fund's investment style from growth to value, the fund elected to use the Lipper Mid-Cap Value Fund Index to represent its peer group rather than the Lipper Mid-Cap Growth Fund Index.

(6) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest at least 75% of their equity assets in companies with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

(7) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

        "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

        - Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.

        - Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.

        - Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

        More information on these portfolio managers may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.

        The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                  AIM OPPORTUNITIES III FUND - CLASS A, B AND C

  Supplement dated February 28, 2005 to the Prospectus dated February 28, 2005

On February 25, 2005, the Board of Trustees of AIM Special Opportunities Funds approved a change in AIM Opportunities III Fund's management team and changing the fund's investment style from value to core. These changes, which are discussed below, will become effective on or about May 23, 2005.

The following replaces in their entirety the last two sentences in the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following replaces in its entirety the information in the fourth, fifth and sixth paragraphs appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of primarily domestic stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security and whether to sell a security short when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio."

The ninth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus is hereby deleted in its entirety.

The next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the Prospectus is hereby deleted in its entirety.

The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE" on page 4 of the Prospectus:

        "The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended
December 31, 2004)                                            SINCE       INCEPTION
                                     1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------------
Class A                                                                    12/30/99
  Return Before Taxes                (4.63)%     (3.82)%      (3.82)%
  Return After Taxes on
     Distributions                   (4.63)      (4.00)       (4.00)
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                     (3.01)      (3.27)       (3.27)

Class B                                                                    03/31/00
  Return Before Taxes                (4.63)         --        (8.80)
Class C                                                                    03/31/00
  Return Before Taxes                (0.75)         --        (8.45)
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index(1)       10.87       (2.30)       (2.30)(5)    12/31/99(5)
Lipper Large-Cap Core Fund Index(2)   8.29       (2.98)       (2.98)(5)    12/31/99(5)
Lipper Large-Cap Value Fund
  Index(3)                           12.00        1.42         1.42(5)     12/31/99(5)
Lipper Large-Cap Growth Fund
  Index(4)                            7.45       (9.72)       (9.72)(5)    12/31/99(5)

--------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the fund has included the Lipper Large-Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 Index. In conjunction with the transfer of the fund's management team on or about May 23, 2005, and the corresponding change in the fund's investment style from value to core, the fund has elected to use the Lipper Large-Cap Core Fund Index to represent its peer group rather than the Lipper Large-Cap Value Fund Index. The Lipper Large-Cap Core Fund Index more closely reflects the performance of the types of securities in which the fund invests.

(3) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 Index. In conjunction with the November 30, 2004 portfolio management team change for the fund and the corresponding change in the fund's investment style from growth to value, the fund elected to use the Lipper Large-Cap Value Fund Index to represent its peer group rather than the Lipper Large-Cap Growth Fund Index.

(4) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest at least 75% of their equity assets in stocks with market capitalizations greater than 300% of the dollar-weighted median market capitalizations of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

(5) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

        "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

        - Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.

        - Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.

        - Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

        More information on these portfolio managers may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.

        The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."